RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
RELATED PARTY TRANSACTIONS [Abstract]
Schedule of name and relationships with related parties

Name of related party	Relationship with the Group
Hanwha Corporation	A major shareholder of Hanwha Chemical
Hanwha Chemical	Holding company of Hanwha Solar
SolarOne Group *	A group whose significant shareholder was Hanwha Chemical
Hanwha S&C Co., Ltd. (“Hanwha S&C”)	A company controlled by Hanwha Corporation
Hanwha TechM Co., Ltd.	A subsidiary of Hanwha Corporation
Hanwha Q CELLS Japan Co., Ltd. (“Q CELLS Japan”)	A subsidiary of Hanwha Corporation
Hanwha Q CELLS USA Corp. (“Q CELLS USA”)	A subsidiary of Hanwha Corporation
Hanwha Europe GmbH (“Hanwha Europe”)	A subsidiary of Hanwha Corporation
Hanwha Q CELLS Korea Corp. (“Q CELLS Korea”)	A subsidiary of Hanwha Corporation
Hanwha Foodist Food Co., Ltd. (“Hanwha Foodist”)	A subsidiary of Hanwha Corporation
Hanwha Techwin Co., Ltd. (“Hanwha Techwin”)	A subsidiary of Hanwha Corporation
Hanwha Hotel & Resort Inc.	A subsidiary of Hanwha Corporation
Hanwha TechM Hungary ZRt.	A subsidiary of Hanwha Corporation
Hanwha International LLC (“Hanwha International”)	A subsidiary of Hanwha Chemical
Hanwha Advanced Materials Corp. (“Hanwha Advanced”)	A subsidiary of Hanwha Chemical
Hanwha Chemical (Thailand) Co.,Ltd.	A subsidiary of Hanwha Chemical
Hanwha Chemical Malaysia Sdn. Bhd.	A subsidiary of Hanwha Chemical
Hancomm, Inc. (“Hancomm”)	A company whose significant shareholder is Hanwha S&C
Hanwha S&C Trading (Shanghai) Co., Ltd.	A subsidiary of Hanwha S&C
Bt1 Enerji Iç Ve Diş Tic.San.Ve Tic.Ltd.Şti.	A subsidiary of Hanwha S&C
Primo Güneş Enerjisi A.Ş.	A subsidiary of Hanwha S&C
Burdur Enerji A.Ş.	A subsidiary of Hanwha S&C
Razin Elektrik Üretim Sanayi Ve Ticaret Anonim Şirketi	A subsidiary of Hanwha S&C
Altinorda Enerji Iç Ve Diş Tic.San.Ve Tic.Ltd.Şti.	A subsidiary of Hanwha S&C
Bahçesaray Enerji Iç Ve Diş Tic.San.Ve Tic.Ltd.Şti	A subsidiary of Hanwha S&C
Meca Enerji Iç Ve Diş Tic.San.Ve Ticaret Limited Şirketi	A subsidiary of Hanwha S&C
ReNew Akshay Urja Pvt. Ltd.	Joint venture of Hanwha Q CELLS Corp.
Shanghai Baowangtiansui Solar Co., Ltd.	Associate of Hanwha SolarOne (Shanghai) Co., Ltd.
Fenland Renewables Ltd. ** Green End Renewables Ltd. **	VIE VIE

*	All the entities within the SolarOne Group ceased to be related parties subsequent to the consummation of the Transaction on February 6, 2015.

**	The investments in these two entities were disposed in 2015.

Schedule of significant related party transactions and balances
In millions of $	For the year ended December 31,
	2013	2014	2015

Purchase of product from:
Hanwha Corporation	165.3	310.8	306.7
Hanwha Advanced	-	5.5	47.3
Hanwha Chemical	-	3.7	35.6
Q CELLS USA	-	-	20.4
Q CELLS Korea	-	-	2.7
Hanwha International	-	-	2.3
Q CELLS Japan	-	2.1	3.1
SolarOne Group	66.6	84.1	-
Hanwha Europe	4.6	14.3	-
Hancomm	0.5	0.4	-
Others	0.1	0.3	1.1

	237.1	421.2	419.2

Purchase of services from:
Hanwha Corporation	-	-	40.1
Hanwha Foodist	-	-	4.9
Hanwha S&C	0.1	-	2.5
Hanwha International	-	-	1.8
Q CELLS USA	-	-	0.8
Hancomm	0.5	0.4	0.3
Others	-	0.3	3.4

	0.6	0.7	53.8

Purchase of fixed assets from:
Hanwha TechM Co.,Ltd	-	-	89.4

In millions of $	For the year ended December 31,
	2013	2014	2015

Sales of products to:
Q CELLS Japan	218.6	56.7	193.4
Q CELLS USA	4.3	2.5	139.7
Hanwha Corporation	30.6	340.8	117.5
Q CELLS Korea	7.5	0.2	76.5
Hanwha International	8.8	55.6	75.0
Renew Akshay Urja Private Limited	-	-	38.4
Burdur Enerji A.Ş.	-	-	10.2
Bt1 Enerji Iç Ve Diş Tic.San.Ve Tic.Ltd.Şti.	-	-	5.7	.
Hanwha Engineering & Construction	-	-	3.7
Razin Elektrik Üretim Sanayi Ve Ticaret Anonim Şirketi	-	-	2.0
Altinorda Enerji Iç Ve Diş Tic.San.Ve Tic.Ltd.Şti.	-	-	1.4
Bahçesaray Enerji Iç Ve Diş Tic.San.Ve Tic.Ltd.Şti.	-	-	1.4
Meca Enerji Iç Ve Diş Tic.San.Ve Ticaret Limited Şirketi	-	-	1.4
SolarOne Group	15.6	9.1	-
Hanwha Europe	3.6	-	-
Others	-	0.1	0.3

	289.0	465.0	666.6

Borrowings from:
Hanwha S&C Trading (Shanghai) Co., Ltd.	-	-	16.0
Hanwha Chemical (Thailand) Co., Ltd.	-	-	5.0	.
Hanwha Chemical Malaysia Sdn. Bhd.	-	-	5.0
Hanwha Europe	-	-	9.8

	-	-	35.8

Loans to:
Q CELLS USA	3.2	15.3	30.0
Q CELLS Korea	-	-	30.0
Primo Güneş Enerjisi A.Ş.	-	-	5.1
Burdur Enerji A.Ş.	-	-	1.0
Fenland Renewables Ltd.	-	5.0	-
Green End Renewables Ltd.	-	4.1	-
Others	0.3	-	-

	3.5	24.4	66.1

Interest paid to:
Hanwha S&C	-	-	0.7
Hanwha Corporation	4.0	3.5	-

	4.0	3.5	0.7

Interest received from:
Q CELLS USA	0.1	0.3	0.9
Q CELLS Korea	-	-	0.7
	0.1	0.3	1.6

Commission fee for bank borrowings and long-term notes paid to:
Hanwha Chemical	3.6	2.3	7.7

Schedule of balances with related parties
In millions of $	As of December 31,
	2014	2015

Amount due from related parties:
Q CELLS Korea	-	142.2
Hanwha Corporation	125.3	75.6
Q CELLS USA	15.3	58.9
Q CELLS Japan	1.1	21.0
Hanwha Chemical	-	7.0
Bt1 Enerji Iç Ve Diş Tic.San.Ve Tic.Ltd.Şti.	-	5.6
Renew Akshay Urja Private Limited	-	5.2
Primo Güneş Enerjisi A.Ş.	-	5.1
Shanghai Baowangtiansui Solar Co., Ltd.		4.2
Burdur Enerji A.Ş.	-	2.6
Razin Elektrik Üretim Sanayi Ve Ticaret Anonim Şirketi	-	2.0
Altinorda Enerji Iç Ve Diş Tic.San.Ve Tic.Ltd.Şti.	-	1.4
Bahçesaray Enerji Iç Ve Diş Tic.San.Ve Tic.Ltd.Şti.	-	1.4
Meca Enerji Iç Ve Diş Tic.San.Ve Ticaret Limited Şirketi	-	1.4
Hanwha International	21.4	0.3
SolarOne Group	11.5	-
Fenland Renewables Ltd.	5.0	-
Green End Renewables Ltd.	4.1	-

	183.7	333.9

Amount due to related parties:
Hanwha Corporation	63.8	118.6
Hanwha TechM Co.,Ltd	-	26.3
Hanwha Advanced	-	14.4
Hanwha Europe	-	9.9
Hanwha Chemical	-	9.5
Hanwha S&C Trading (Shanghai) Co., Ltd.	-	7.9
Hanwha TechM Hungary ZRt.	-	4.4
Q CELLS USA	-	3.3
Q CELLS Korea	-	3.2
Q CELLS Japan	1.6	2.4
Hanwha S&C	-	1.2
Hanwha Techwin	-	0.2
Hanwha Hotel & Resort	-	0.1
SolarOne Group	21.5	-
Others	0.2	-

	87.1	201.4